Intangible Assets and Goodwill (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 4,824,104	$ 4,824,104	$ 4,824,104	$ 2,124,673
Amortization	$ 589,007	$ 883,511	$ 1,178,015	$ 74,944